Convertible Redeemable Preferred Shares (Rollforward of Carrying Amounts of Series A, Series B, Series C1, Series C2 and Series D shares) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2014 CNY (¥)	Sep. 30, 2012 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Temporary Equity [Line Items]
Change in redemption value of preferred shares			$ (3,911)	¥ (25,332)	¥ (79,169)	¥ (61,435)
Deemed dividend from issuance of preferred share series C2 (Note 17)					16,666
Series C1 equity interests [Member]
Temporary Equity [Line Items]
Deemed dividend from issuance of preferred share series C2 (Note 17)		¥ 4,683
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				¥ 55,924	49,710	¥ 44,187
Change in redemption value of preferred shares				1,648	6,214	5,523
Conversion of preferred shares into class A ordinary shares				¥ (57,572)
Ending balance					55,924	49,710
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				¥ 202,125	180,182	162,195
Change in redemption value of preferred shares				5,957	21,943	17,987
Conversion of preferred shares into class A ordinary shares				¥ (208,082)
Ending balance					202,125	180,182
Series C1 Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				¥ 355,176	308,848	258,923
Collection of subscription receivable						12,000
Change in redemption value of preferred shares				12,453	46,328	37,925
Conversion of preferred shares into class A ordinary shares				¥ (367,629)
Ending balance					¥ 355,176	¥ 308,848
Series C2 Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				¥ 37,630
Change in redemption value of preferred shares
Issuance of preferred shares					¥ 20,964
Deemed dividend from issuance of preferred share series C2 (Note 17)	¥ 16,666				16,666
Conversion of preferred shares into class A ordinary shares				¥ (37,630)
Ending balance					¥ 37,630
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				¥ 150,430
Change in redemption value of preferred shares				5,274	¥ 4,684
Issuance of preferred shares					145,746
Conversion of preferred shares into class A ordinary shares				¥ (155,704)
Ending balance					¥ 150,430